Shareholder Fees - Bernzott U.S. Small Cap Value Fund	Sep. 25, 2020 USD ($)
Bernzott U.S. Small Cap Value Fund Shares
Entity Listings [Line Items]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(2.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)